OLD WESTBURY FUNDS, INC.

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                                February 29, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: OLD WESTBURY FUNDS, INC.   (the "Corporation")
            Old Westbury Core Equities Fund
            Old Westbury Growth Opportunity Fund
            Old Westbury International Fund
            Old Westbury Fixed Income Fund
            Old Westbury Municipal Bond Fund
         1933 Act File No. 33-66528
         1940 ACT FILE NO. 811-7912

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Corporation hereby certifies that the definitive form of prospectus and statement of additional information dated February 29, 2000, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Corporation. This registration statement was electronically filed pursuant to 485(b) Post-effective amendment No. 14 on February 28, 2000.

     If you have any questions regarding this  certification,  please call me at
(412) 288-8160.

                                          Very truly yours,



                                          /s/ C. Grant Anderson
                                          C. Grant Anderson
                                          Secretary